Loss per share (Details Narrative) - £ / shares			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 14, 2023	Mar. 14, 2023	May 26, 2023	Mar. 24, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Ordinary Shares, issued price	£ 0.02	£ 0.02
Private placemnet descriiption					company completed a private placement for the sale of (i)8,125 ADSs (3,250,200 Ordinary Shares), (ii) 32,327 ADSs (12,931,020 Ordinary Shares) issuable upon the exercise of Series A warrants, (iii) 48,491 ADSs (19,396,530 Ordinary Shares) issuable upon the exercise of Series B warrants, and (iv) 155,461 ADSs (62,184,525 Ordinary Shares) issuable upon the exercise of pre-funded warrants, subject to certain reset provisions set forth in the Pre-Funded Warrants, at an initial purchase price of $185.60 per ADS, for aggregate gross proceeds of approximately $6.0 million.
Direct Offering description			company completed a Registered Direct Offering for the sale of (i) 276,699 ADSs (110,679,610 Ordinary Shares), (ii) 415,043 ADSs (166,017,300 Ordinary Shares) issuable upon the exercise of Series C warrants, and (iii) 276,689 ADSs (110,675,600 Ordinary Shares) issuable upon the exercise of Series C warrants, at an initial price per ADS of $12.00, for aggregate gross proceeds of $3.32 million. The issuance of the Series C warrants and Series D warrants issuable was subject to shareholder approval at a general meeting on 14 June 2023.
Description of stock split						Ordinary Shares on a one for 20 basis. As a result the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. The denominator has been calculated to reflect the share consolidation.
Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant issue				1,562
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Warrant issue				625,000